Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Schedule of provision for employee commitments

€ in thousand	As at December 31,
	2021	2020
Employer contribution costs on share-based compensation plans	26,520	7,351
Phantom shares	14,267	2,390
Retirement termination benefits	422	550
Leaving indemnities	—	112
Balance as at December 31	41,210	10,403
Less non-current portion	8,308	2,358
Current portion	32,901	8,045

Assumptions used

Assumptions used

	As at December 31,
	2021	2020
Discount rate	1.00%	0.50%
Salary increase rate	2.00%	2.00%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	22	22

Present value of obligation development:	Present value of obligation development:
€ in thousand	2021	2020
Balance as at January 1	550	404
Current service cost	77	68
Actuarial losses/(gains)	(205)	78
Balance as at December 31	422	550

Schedule of other provisions

€ in thousand	As at December 31,
	2021	2020
Non-current	-	-
Current	15,806	2,124
Provisions	15,806	2,124